Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Current Assets:
Cash And Cash Equivalents	$ 5,982,000	$ 12,066,000	$ 1,706,000
Accounts Receivable, Net	1,241,000	1,327,000	841,000
Prepaid Expenses	232,000	670,000	143,000
Other Assets - Short Term Portion		1,000	1,000
Other Assets - Short Term Portion	65,000	1,000	615,000
Total Current Assets	7,520,000	14,064,000	2,691,000
Other Assets -long Term Portion	629,000	626,000
Property And Equipment, Net	374,000	343,000	344,000
Operating Lease Right-of-use Assets, Net	6,356,000	6,887,000	8,297,000
Intangible Assets, Net	2,259,000	2,603,000	4,191,000
Goodwill	19,368,000	19,368,000	17,362,000
Total Assets	36,506,000	43,891,000	33,500,000
Current Liabilities:
Accounts Payable And Accrued Expenses	6,549,000	8,363,000	8,137,000
Convertible Notes Payable	50,000	50,000	1,435,000
Note Payable - Related Party - Short Term Portion	150,000	200,000	452,000
Due To Related Parties	7,000	41,000	0
Contract Liabilities	5,826,000	5,973,000	0
Operating Lease Liability - Short Term Portion	3,109,000	3,344,000	2,255,000
Taxes Payable	58,000	62,000	0
Derivative Liabilities	1,000	13,000	0
Stimulus Loan Program - Short Term Portion		22,000	0
Total Current Liabilities	15,769,000	18,068,000	17,310,000
Operating Lease Liability - Long Term Portion	5,341,000	5,835,000	7,003,000
Note Payable - Related Party - Long Term Portion		0	1,975,000
Stimulus Loan Program - Long Term Portion		547,000	0
Rental Deposits	119,000	119,000	105,000
Other Long-term Liabilities		477,000	0
Liabilities Of Discontinued Operations - Long Term Portion	107,000	107,000	107,000
Total Liabilities	21,894,000	25,153,000	26,500,000
Commitment And Contingencies (note 10 &11)		0	0
Stimulus Loan Programs- Short Term Portion	19,000	22,000
Long Term Liabilities:
Stimulus Loan Programs - Long Term Portion	418,000	547,000
Other Long-term Liabilities	140,000	477,000
Common Stock, ($0.001 Par Value: 300,000,000 Shares Authorized, 39,496,588 And 15,454,623 Shares Issued And Outstanding As Of June 30, 2021 And 2020, Respectively)	44,000	40,000	16,000
Stockholders' Equity:
Additional Paid-in-capital	208,085,000	204,788,000	176,262,000
Stock Payable		1,210,000	1,300,000
Accumulated Deficit	(193,138,000)	(186,889,000)	(170,892,000)
Accumulated Other Comprehensive (loss) Income	(386,000)	(418,000)	253,000
Stock Payable	0	1,210,000
Total Stockholders' Equity	14,612,000	18,738,000	7,000,000
Total Liabilities And Stockholders' Equity	36,506,000	43,891,000	33,500,000
Series A Preferred Stock [Member]
Stockholders' Equity:
Preferred Stock, $0.01 Par Value: 15,000,000 Shares Authorized	$ 7,000	7,000
Series A Preferred Stock ($0.01 Par Value: 5,000,000 Shares Authorized, 720,000 Shares Issued And Outstanding As Of June 30, 2021 And 2020)		7,000	7,000
Series B Preferred Stock [Member]
Stockholders' Equity:
Series B Convertible Preferred Stock ($0.01 Par Value: 3,000,000 Shares Authorized, 0 And 2,495,000 Shares Issued And Outstanding As Of June 30, 2021 And 2020, Respectively)		0	25,000
Series C Preferred Stock [Member]
Stockholders' Equity:
Series C Convertible Preferred Stock ($0.01 Par Value: 1,200,000 Shares Authorized, 0 And 911,149 Shares Issued And Outstanding As Of June 30, 2021 And 2020, Respectively)		0	9,000
Series D Preferred Stock [Member]
Stockholders' Equity:
Series D Convertible Preferred Stock ($0.01 Par Value: 2,500,000 Shares Authorized, 0 And 1,979,000 Shares Issued And Outstanding As Of June 30, 2021 And 2020, Respectively)		$ 0	$ 20,000